Organization, Summary of Significant Accounting Policies and New Accounting Standards - Loans Measured at Amortized Cost (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Principal balance loans receivable	$ 4,486,828	[1],[2]	$ 4,879,303	[1],[2],[3],[4]	$ 5,387,958	[3],[4]
Commercial loans
Financing Receivable, Past Due [Line Items]
Principal balance loans receivable			16,500
Accumulated interest			12
Credit card loans | Credit card loans
Financing Receivable, Past Due [Line Items]
Principal balance loans receivable	14,224		3,723		$ 0
Accumulated interest	49		2
Credit card loans | Credit card loans | Total Loans
Financing Receivable, Past Due [Line Items]
Total loans	14,346		3,940
Credit card loans | Credit card loans | Current
Financing Receivable, Past Due [Line Items]
Total loans	14,136		3,864
Credit card loans | Credit card loans | 30–59 Days
Financing Receivable, Past Due [Line Items]
Total loans	169		74
Credit card loans | Credit card loans | 60–89 Days
Financing Receivable, Past Due [Line Items]
Total loans	39		2
Credit card loans | Credit card loans | ≥ 90 Days
Financing Receivable, Past Due [Line Items]
Principal balance loans receivable			0
Total loans	2		0
Credit card loans | Credit card loans | Total Delinquent Loans
Financing Receivable, Past Due [Line Items]
Total loans	$ 210		$ 76

[1]	As of March 31, 2021 and December 31, 2020, includes loans measured at fair value of $4,472,604 and $4,859,068, respectively, and loans measured at amortized cost of $14,224 and $20,235, respectively. See Note 3 and Note 7.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[3]	As of December 31, 2020, includes loans measured at fair value of $4,859,068 and loans measured at amortized cost of $20,235. All loans as of December 31, 2019 are measured at fair value. See Note 4 and 8.
[4]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.